Deferred Taxation - Recognised and unrecognised amounts in deferred tax assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	$ 3,395	$ 3,728
Unrecognised	3,676	3,442
France [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised		330
Unrecognised	1,163	1,077
Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	546	470
Unrecognised	674	707
United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	877	1,239
Unrecognised	7	6
Australia [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	1,055	1,072
Unrecognised	257	446
Mongolia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	631	441
Unrecognised	61
Other countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised	286	176
Unrecognised	$ 1,514	$ 1,206